RELATED PARTY TRANSACTIONS - Narrative (Details) - EUR (€) € in Millions		6 Months Ended
	Feb. 15, 2023	Jun. 30, 2023	Jul. 01, 2022	Dec. 31, 2022
PT Coca-Cola Bottling Indonesia
Disclosure of transactions between related parties [line items]
Percentage of voting equity interests acquired	29.40%
Consideration paid (received)	€ 282
Other related parties
Disclosure of transactions between related parties [line items]
Amounts affecting cost of sales		€ 88	€ 83
Joint ventures, associates and other related parties
Disclosure of transactions between related parties [line items]
Amounts receivable, related party transactions		5		€ 6
Amounts payable, related party transactions		€ (9)		€ (19)